Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	$ 5,410	$ 7,298
Impaired loans, net	8,436	8,945
Total	13,846	16,243
Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	0	0
Impaired loans, net	0	0
Total	0	0
Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	0	0
Impaired loans, net	0	0
Total	0	0
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	5,410	7,298
Impaired loans, net	8,436	8,945
Total	$ 13,846	$ 16,243